UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

SMASh Series C Fund

SEMI-ANNUAL
REPORT

APRIL 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

SMASh Series C Fund

Semi-Annual Report • April 30, 2007

Portfolio at a Glance (unaudited)
SMASh Series C Portfolio

Investment Breakdown

As a Percent of Total Investments

0.0%

20.0%

40.0%

60.0%

80.0%

100.0%

April 30, 2007

Short-Term Investments

U.S. Government Obligation

Sovereign Bond

Corporate Bonds & Notes

   87.9%

   9.2%

   0.7%

   2.2%

SMASh Series C Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on December 27, 2006 and held for the period ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

SMASh Series C Fund	2.15%	$1,000.00	$1,021.50	0.00%	—

(1)	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

(2)

Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	SMASh Series C Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

SMASh Series C Fund	5.00%	$1,000.00	$1,016.99	0.00%	—

(1)	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SMASh Series C Fund 2007 Semi-Annual Report	3

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investment in SMASh Series C Portfolio, at value	$10,074
Cash	13,249
Receivable from manager	6,822

Total Assets	30,145

LIABILITIES:
Distributions payable	52
Trustees’ fees payable	36
Accrued expenses	20,035

Total Liabilities	20,123

Total Net Assets	$10,022

NET ASSETS:
Par value (Note 3)	— *
Paid-in capital in excess of par value	10,000
Overdistributed net investment income	(9)
Accumulated net realized loss on investments	(21)
Net unrealized appreciation on investments	52

Total Net Assets	$10,022

Shares Outstanding	1,000

Net Asset Value	$10.02

*	Amount represents less than $1.00.

See Notes to Financial Statements.

4	SMASh Series C Fund 2007 Semi-Annual Report

Statement of Operations (For the period ended April 30, 2007†) (unaudited)

INVESTMENT INCOME:
Income from SMASh Series C Portfolio	$185

EXPENSES:
Audit and tax	8,480
Transfer agent fees (Note 2)	5,951
Shareholder reports	4,463
Legal fees	2,975
Trustees’ fees	36
Miscellaneous expenses	545

Total Expenses	22,450
Less: Fee waivers and/or expense reimbursements (Note 2)	(22,450)

Net Investment Income	185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
SMASH SERIES C PORTFOLIO (NOTE 1):
Net Realized Loss From Investment Transactions	(21)
Change in Net Unrealized Appreciation/Depreciation From Investments	52

Net Gain on Investments from SMASh Series C Portfolio	31

Increase in Net Assets From Operations	$216

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

SMASh Series C Fund 2007 Semi-Annual Report	5

Statement of Changes in Net Assets (For the period ended April 30, 2007†) (unaudited)

2007

OPERATIONS:
Net investment income	$185
Net realized loss	(21)
Change in net unrealized appreciation/depreciation	52

Increase in Net Assets From Operations	216

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(194)

Decrease in Net Assets From Distributions to Shareholders	(194)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	10,000

Increase in Net Assets From Fund Share Transactions	10,000

Increase in Net Assets	10,022

NET ASSETS:
End of period*	$10,022

* Includes overdistributed net investment income of:	$(9)

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

6	SMASh Series C Fund 2007 Semi-Annual Report

Financial Highlights
For a share of beneficial interest outstanding for the year ended October 31, unless otherwise noted:

2007(1)

Net Asset Value, Beginning of Period	$10.00

Income From Operations:
Net investment income	0.19
Net realized and unrealized gain	0.02

Total Income From Operations	0.21

Less Distributions From:
Net investment income	(0.19)

Total Distributions	(0.19)

Net Asset Value, End of Period	$10.02

Total Return(2)	2.15%

Net Assets, End of Period (000s)	$10

Ratios to Average Net Assets:
Gross expenses(3)	668.63%
Net expenses(3)(4)(5)	—
Net investment income(3)	5.48

(1)	For the period December 27, 2006 (commencement of operations) to April 30, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Reflects fee waivers and/or expense reimbursements.

(5)

The Fund’s manager has entered into a one-year expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

SMASh Series C Fund 2007 Semi-Annual Report	7

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

SMASh Series C Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Fund was a separate diversified investment fund of CitiFunds Institutional Trust, a Massachusetts business trust, registered under the 1940 Act. The Fund invests all of its investable assets in SMASh Series C Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

          Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client.

          The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.46% at April 30, 2007) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

          (b) Investment Income. The Fund earns income, net of Portfolio expense, daily based on its investment in the Portfolio.

          (c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

          (d) Method of Allocation. All the net investment income and net realized and unrealized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

          (e) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if

8	SMASh Series C Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

LMPFA is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s and the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          The manager and subadvisers do not charge management fees to the Fund and the Portfolio. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

          LMPFA has entered into a one-year expense reimbursement agreement with the Fund pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expense. During the period ended April 30, 2007, the Fund was reimbursed for expenses amounting to $22,450.

          Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

          Transactions in shares of the Fund were as follows:

	Period Ended April 30, 2007†

	Shares	Amount

Shares sold	1,000	$ 10,000

Net Increase	1,000	$ 10,000

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

          Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

SMASh Series C Fund 2007 Semi-Annual Report	9

Notes to Financial Statements (unaudited) (continued)

4.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”), relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

10	SMASh Series C Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Fund is not one of the Affected Funds, and therefore did not implement the transfer agent arrangements described above and will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the “Affected Funds”), rescission of the Affected Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and it affiliates to continue to render services to the Fund or the Affected Funds under their respective contracts.

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in

SMASh Series C Fund 2007 Semi-Annual Report	11

Notes to Financial Statements (unaudited) (continued)

capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

12	SMASh Series C Fund 2007 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on November 13, 2006, the Board of the Fund’s predecessor fund (the “Predecessor Fund”), including a majority of the Board Members who were not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a management agreement (the “Management Agreement”) between the Fund and the Manager. The Board, including a majority of the Independent Board Members, also approved a subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) for the Fund and a subadvisory agreement between Western Asset and Western Asset Management Limited Company (“Western Asset Limited,” and, together with Western Asset, the “Subadvisers”) (the “Subadvisory Agreements”). In approving the Management Agreement and Subadvisory Agreements, the Board, including the Independent Board Members, considered the factors below.

          The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadvisers the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund.

          The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the Management Agreement and by the Subadvisers under the Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Board Members of the Predecessor Fund or other funds managed by the Manager and the Subadvisers, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities, organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Subadvisory Agreements were acceptable.

          The Board Members noted that the Predecessor Fund was organized in December 2006, would be funded initially with seed money from Legg Mason, and the Fund had not commenced full operations. The Board Members therefore did not give consideration to performance history.

          The Board Members gave substantial consideration to the fact that none of the Manager or either Subadviser receives a fee for its advisory services and that the Manager is contractually committed to reimburse all of the Fund’s ordinary operating expenses. The Board Members noted that all shareholders other than seed money investors would be participants in separately managed account programs that include the Fund as an investment option and would pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice and portfolio execution. The Board noted further that when

SMASh Series C Fund	13

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing those assets, including assets that may be invested in the Fund, except that, in certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s managed account.

          The Board Members noted that the Manager and the Subadvisers have not yet realized profits in respect of their relationships with the Predecessor Fund since the Predecessor Fund had not commenced full operations. The Board noted that, as described above, the Manager and the Subadvisers expect that their affiliates will benefit from relationships with sponsors of the separately managed account programs that include the Fund as an investment option.

          The Board Members noted that they expect to receive profitability information on an annual basis.

          The Board also noted other benefits the Manager and Subadvisers would receive in connection with the Management Agreement and the Subadvisory Agreements, including their ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. The Board, including the Independent Trustees, concluded that these potential benefits were consistent with those available to other mutual fund sponsors.

          In light of all of the foregoing, the Board, including all of the Independent Board Members, approved the Management Agreement and the Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreements, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the Management Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

          At a meeting held in person on February 6, 2007, the Fund’s Board considered the Management Agreement and Subadvisory Agreements for the Fund, each of which would be on substantially the same terms and conditions as the Management Agreement and Subadvisory Agreements for the Predecessor Fund. The Board noted that the Fund invests all of its assets in a series of Institutional Portfolio, whose objective and policies are the same as those of the fund. The Board Members also considered information that had been provided in connection with approval of each Predecessor Fund’s Management Agreement and Subadvisory Agreements and noted that the initial term of the Management Agreement and Subadvisory Agreements (after which each would continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the Management Agreement and the Subadvisory Agreements for the Predecessor Fund. The Fund Board, including all of the Independent Members, concurred with the conclusions of the Board of the Predecessor Fund and approved the Management Agreement and Subadvisory Agreements.

14	SMASh Series C Fund

Schedule of Investments (April 30, 2007) (unaudited)
SMASh SERIES C PORTFOLIO

Face Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 86.3%
Commercial Banks — 4.6%
$100,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)	$101,307

Consumer Finance — 7.6%
100,000	BBB+	Aiful Corp., Notes, 6.000% due 12/12/11 (a)(c)	101,635
80,000	A	SLM Corp., Medium-Term Notes, 5.625% due 8/1/33	66,670

		Total Consumer Finance	168,305

Diversified Financial Services — 11.7%
90,000	AA	Bank of America Corp., 5.375% due 8/15/11	91,137
60,000	BBB	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11	59,365
100,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	106,125

		Total Diversified Financial Services	256,627

Diversified Telecommunication Services — 6.4%
50,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	54,417
90,000	BBB+	Telecom Italia Capital S.p.A., Notes, 5.250% due 10/1/15	86,650

		Total Diversified Telecommunication Services	141,067

Electric Utilities — 14.8%
90,000	BBB	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	92,303
60,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	56,577
100,000	BBB-	FirstEnergy Corp., Notes, Series C, 7.375% due 11/15/31	115,142
60,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	61,535

		Total Electric Utilities	325,557

Food & Staples Retailing — 1.2%
27,520	BBB+	CVS Corp., 5.789% due 1/10/26 (a)	27,092

Independent Power Producers & Energy Traders — 2.0%
50,000	BB-	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	43,521

Media — 2.7%
60,000	BBB+	Time Warner Inc., 6.500% due 11/15/36	60,242

Metals & Mining — 3.5%
73,000	BBB	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	77,796

Multi-Utilities — 3.3%
70,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12	71,878

Oil, Gas & Consumable Fuels — 20.5%
10,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31	11,200
120,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	120,699
75,000	BBB	Kinder Morgan Energy Partners LP, Senior Notes, 6.000% due 2/1/17	76,348
147,000	BBB	Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	156,004
80,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	87,699

		Total Oil, Gas & Consumable Fuels	451,950

Pharmaceuticals — 2.1%
45,000	A	Wyeth, 5.950% due 4/1/37	45,153

See Notes to Financial Statements.

SMASh Series C Portfolio 2007 Semi-Annual Report	15

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Thrifts & Mortgage Finance — 1.8%
$20,000	A-	Washington Mutual Bank, Subordinated Notes, 5.500% due 1/15/13	$19,955
20,000	A-	Washington Mutual Inc., Senior Notes, 5.250% due 9/15/17	19,143

		Total Thrifts & Mortgage Finance	39,098

Wireless Telecommunication Services — 4.1%
80,000	BBB	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	89,187

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $1,887,484)	1,898,780

SOVEREIGN BOND — 9.0%
Russia — 9.0%
174,125	BBB+	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $197,459)	197,958

U.S. GOVERNMENT OBLIGATION — 2.1%
50,000		U.S. Treasury Bonds, 4.500% due 2/15/36 (Cost - $47,222)	47,430

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $2,132,165)	2,144,168

SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agencies — 0.7%
5,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.223% due 6/27/07 (d)(e)	4,960
10,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.172% due 6/25/07 (d)(e)	9,922

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $14,882)	14,882

		TOTAL INVESTMENTS — 98.1% (Cost — $2,147,047#)	2,159,050
		Other Assets in Excess of Liabilities — 1.9%	40,789

		TOTAL NET ASSETS — 100.0%	$2,199,839

‡	All ratings are by Standard & Poor’s Ratings Service.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Rate shown represents yield-to-maturity.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 17 for definitions of ratings.

Schedule of Options Written

Contracts	Security	Expiration Date	Strike Price	Value

3	U.S. Treasury Bonds Futures, Put (Premiums received — $2,141)	5/25/07	$109.00	$140

See Notes to Financial Statements.

16	SMASh Series C Portfolio 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly specuative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s.

SMASh Series C Portfolio 2007 Semi-Annual Report	17

SMASh Series C Portfolio

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $2,147,047)	$2,159,050
Cash	20,855
Interest receivable	36,083
Receivable from manager	7,046
Receivable from broker — variation margin on open futures contracts	116

Total Assets	2,223,150

LIABILITIES:
Trustees’ fees payable	992
Options written, at value (premium received $2,141)	140
Accrued expenses	22,179

Total Liabilities	23,311

Total Net Assets	$2,199,839

REPRESENTED BY:
Paid-in capital	$2,199,839

See Notes to Financial Statements.

18	SMASh Series C Portfolio 2007 Semi-Annual Report

SMASh Series C Portfolio

Statement of Operations (For the period ended April 30, 2007†) (unaudited)

INVESTMENT INCOME:
Interest	$40,403

EXPENSES:
Audit and tax	15,224
Legal fees	2,975
Trustees’ fees	992
Custody fees	30
Miscellaneous expenses	3,967

Total Expenses	23,188
Less: Fee waivers and/or expense reimbursements (Note 2)	(23,188)

Net Investment Income	40,403

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND OPTIONS WRITTEN (NOTES 1 AND 3):
Net Realized Loss From Investment Transactions	(4,739)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	12,003
Futures contracts	(2,682)
Options written	2,001

Change in Net Unrealized Appreciation/Depreciation	11,322

Net Gain on Investments, Futures Contracts and Options Written	6,583

Increase in Net Assets From Operations	$46,986

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

SMASh Series C Portfolio 2007 Semi-Annual Report	19

SMASh Series C Portfolio

Statement of Changes in Net Assets (For the period ended April 30, 2007†) (unaudited)

2007

OPERATIONS:
Net investment income	$40,403
Net realized loss	(4,739)
Change in net unrealized appreciation/depreciation	11,322

Increase in Net Assets From Operations	46,986

CAPITAL TRANSACTIONS:
Proceeds from contributions	2,192,734
Value of withdrawl	(39,881)

Increase in Net Assets From Capital Transactions	2,152,853

Increase in Net Assets	2,199,839

NET ASSETS:
End of period	$2,199,839

†	For the period December 27, 2006 (commencement of operations) to April 30, 2007.

See Notes to Financial Statements.

20	SMASh Series C Portfolio 2007 Semi-Annual Report

SMASh Series C Portfolio

Financial Highlights
For the year ended October 31, unless otherwise noted:

2007(1)

Net Assets, End of Period (000s)	$2,200

Total Return(2)	2.15%

Ratios to Average Net Assets:
Gross expenses(3)	3.13%
Net expenses(3)(4)(5)	—
Net investment income(3)	5.45

Portfolio Turnover Rate	32%

(1)	For the period December 27, 2006 (commencement of operations) to April 30, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	Reflects fee waivers and/or expense reimbursements.

(5)

The Portfolio’s manager has entered into a one-year expense reimbursement agreement with the Portfolio pursuant to which the Portfolio’s manager has agreed to reimburse 100% of the Portfolio’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses.

See Notes to Financial Statements.

SMASh Series C Portfolio 2007 Semi-Annual Report	21

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

SMASh Series C Portfolio (the “Portfolio”) is a separate series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 13, 2007, the Portfolio was a separate series of Institutional Portfolio, registered under the 1940 Act and organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

          (b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitute for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Portfolio recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

          The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent pay-

22	SMASh Series C Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

ments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

          (c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Portfolio.

          A risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

          (d) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

          (e) Credit and Market Risk. The Portfolio inests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

          (f) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (g) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

SMASh Series C Portfolio 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          The manager and subadvisers do not charge management fees to the Portfolio. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio.

          LMPFA has entered into a one-year expense reimbursement agreement with the Portfolio pursuant to which LMPFA has agreed to reimburse 100% of the Portfolio’s ordinary operating expense. During the period ended April 30, 2007, the Portfolio was reimbursed for expenses amounting to $23,188.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the period ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations

Purchases	$2,808,479	$132,726

Sales	669,867	84,872

          At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,249
Gross unrealized depreciation	(4,246)

Net unrealized appreciation	$12,003

          At April 30, 2007, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)

Contracts to Buy:
Euro	6	9/07	$1,424,880	$1,422,000	$(2,880)

Contracts to Sell:
U.S. Treasury 10 Year Notes	1	6/07	108,526	108,328	198

Net Unrealized Loss on Open Futures Contracts					$(2,682)

24	SMASh Series C Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          During the period ended April 30, 2007, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums

Options written, outstanding	—	—
Options written	3	$2,141
Options closed	—	—
Options expired	—	—

Options written, outstanding April 30, 2007	3	$2,141

4.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”), relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, includ-

SMASh Series C Portfolio 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

ing the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Portfolio.

          This Portfolio is not one of the Affected Funds, and therefore did not implement the transfer agent arrangements described above and will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

5.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds (the “Affected Funds”), rescission of the Affected Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Portfolio or the Affected Funds under their respective contracts.

26	SMASh Series C Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/ or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

         Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Portfolio will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that FIN 48 will have on the financial statements.

* * *

          On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

SMASh Series C Portfolio 2007 Semi-Annual Report	27

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on December 21, 2006, the Board of the Portfolio’s predecessor fund (the “Predecessor Portfolio”), including a majority of the Board Members who were not “interested persons” of the Portfolio or Legg Mason Partners Fund Advisor, LLC (the “Manager”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a management agreement (the “Management Agreement”) between the Portfolio and the Manager. The Board, including a majority of the Independent Board Members, also approved a subadvisory agreement between the Manager and Western Asset Management Company (“Western Asset”) for the Portfolio and a subadvisory agreement between Western Asset and Western Asset Management Limited Company (“Western Asset Limited,” and, together with Western Asset, the “Subadvisers”) (the “Subadvisory Agreements”). In approving the Management Agreement and Subadvisory Agreements, the Board, including the Independent Board Members, noted that, in addition to a seed money investor, the Portfolio’s sole investor is a series of Citifunds Institutional Trust, who investment objective and policies are the same as those of the Portfolio (the “Feeder Fund”), and considered factors below.

          The Board noted that the Manager will provide administrative and certain oversight services to the Portfolio, and that the Manager will delegate to the Subadvisers the day-to-day portfolio management of the Portfolio. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel and the portfolio management team that would be primarily responsible for the day-to-day management of the Portfolio.

          The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Portfolio by the Manager under the Management Agreement and by the Subadvisers under the Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Board Members of the Predecessor Portfolio or other funds managed by the Manager and the Subadvisers, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities, organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Subadvisory Agreements were acceptable.

          The Board Members noted that the Predecessor Portfolio would be organized later in December 2006 and had not commenced full operations. The Board Members therefore did not give consideration to performance history.

           The Board Members gave substantial consideration to the fact that none of the Manager or either Subadviser receives a fee for its advisory services. The Board Members noted that all shareholders of the Feeder Fund would be participants in separately managed account programs that include the Feeder Fund as an investment option and would pay fees to program sponsors for the costs and expenses of the programs, including fees for investment

28	SMASh Series C Portfolio

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

advice and portfolio execution. The Board noted further that when a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing those assets, including assets that may be invested in the Feeder Fund, except that, in certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s managed account.

          The Board Members noted that the Manager and the Subadvisers have not yet realized profits in respect of their relationships with the Predecessor Portfolio since the Predecessor Portfolio had not commenced full operations. The Board noted that, as described above, the Manager and the Subadvisers expect that their affiliates will benefit from relationships with sponsors of the separately managed account programs that include the Feeder Fund as an investment option.

          The Board Members noted that they expect to receive profitability information on an annual basis.

          The Board also noted other benefits the Manager and Subadvisers would receive in connection with the Management Agreement and the Subadvisory Agreements, including their ability to “leverage” the services of investment professionals that manage other funds and the possibility of earning float income on sales orders and redemption amounts. The Board, including the Independent Trustees, concluded that these potential benefits were consistent with those available to other mutual fund sponsors.

          In light of all of the foregoing, the Board, including all of the Independent Board Members, approved the Management Agreement and the Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the Management Agreement and the Subadvisory Agreements, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the Management Agreement and the Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.

          At a meeting held in person on February 6, 2007, the Portfolio’s Board considered the Management Agreement and Subadvisory Agreements for the Portfolio, each of which would be on substantially the same terms and conditions as the Management Agreement and Subadvisory Agreements for the Predecessor Portfolio. The Board Members also considered information that had been provided in connection with approval of each Predecessor Portfolio’s Management Agreement and Subadvisory Agreements and noted that the initial term of the Management Agreement and Subadvisory Agreements (after which each would continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the Management Agreement and the Subadvisory Agreements for the Predecessor Portfolio. The Portfolio Board, including all of the Independent Members, concurred with the conclusions of the Board of the Predecessor Portfolio and approved the Management Agreement and Subadvisory Agreements.

SMASh Series C Portfolio	29

SMASh Series C Fund

TRUSTEES
Elliot J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
R. Jay Gerken, CFA
     Chairman
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
(OF SMASh SERIES C
PORTFOLIO)
Legg Mason Partners Fund
     Advisor, LLC

SUBADVISERS
Western Asset Management
     Company

Western Asset Management
     Company Limited

DISTRIBUTOR
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust
     Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

SMASh Series C Fund

The Fund is a separate series of Legg Mason Partners Institutional Trust, a Maryland business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series C Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

FD04236 6/07

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	July 6, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	July 6, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	July 6, 2007